Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 2006 interest rate hedge	Dec. 31, 2010 Cash flow hedge 2006 interest rate hedge 2009 Senior Secured Credit Facility Term loans	Dec. 31, 2013 LIN Television	Dec. 31, 2012 LIN Television	Dec. 31, 2011 LIN Television	Dec. 31, 2010 LIN Television Cash flow hedge 2006 interest rate hedge 2009 Senior Secured Credit Facility Term loans
Derivative financial instruments
Repayment of principal on loan	$ 85,160	$ 322,179	$ 175,216		$ 45,900	$ 85,160	$ 322,179	$ 175,216	$ 45,900
Gain on derivative instruments	$ 0	$ 0	$ 1,960	$ 2,000		$ 0	$ 0	$ 1,960